Pension and Post-retirement Plans (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of Changes in Benefit Obligation and Plan Assets to PCLI Pension Plans
The following table sets forth the changes in the benefit obligation and plan assets of our PCLI pension plans and Sonneborn Netherlands plans for the years ended December 31, 2021 and 2020.

	Years Ended December 31,
	2021	2020
	(In thousands)
Change in plans' benefit obligations
Pension plans benefit obligation - beginning of period	$126,620	$110,410
Service cost	4,455	3,929
Interest cost	2,740	2,772
Actuarial (gain) loss	(7,363)	8,391
Benefits paid	(4,211)	(1,558)
Curtailment	—	(4,078)
Contractual termination benefits	—	915
Transfer from other plans	706	479
Foreign currency exchange rate changes	(2,533)	5,360
Pension plans benefit obligation - end of year	$120,414	$126,620

Change in pension plans assets
Fair value of plans assets - beginning of period	$123,950	$105,358
Return on plans assets	(2,228)	10,936
Employer contributions	3,542	3,487
Benefits paid	(4,211)	(1,558)
Transfer payments	706	479
Foreign currency exchange rate changes	(2,434)	5,248
Fair value of plans assets - end of year	$119,325	$123,950

Funded status
Under-funded balance	$(1,089)	$(2,670)

Amounts recognized in consolidated balance sheets
Other long-term liabilities	$(1,089)	$(2,670)

Amounts recognized in accumulated other comprehensive income
Cumulative actuarial loss	$(1)	$(1,658)

Schedule of Projected Benefit Obligation in Excess of Fair Value
The following tables provide information regarding pension plans with a projected benefit obligation and accumulated benefit obligation in excess of the fair value of plan assets:

	December 31,
	2021	2020
	(In thousands)
Projected benefit obligation	$35,963	$79,866
Fair value of plan assets	$33,966	$77,035

	December 31,
	2021	2020
	(In thousands)
Accumulated benefit obligation	$35,249	$41,654
Fair value of plan assets	$33,966	$39,105

Schedule of Accumulated Benefit Obligation in Excess of Fair Value
The following tables provide information regarding pension plans with a projected benefit obligation and accumulated benefit obligation in excess of the fair value of plan assets:

	December 31,
	2021	2020
	(In thousands)
Projected benefit obligation	$35,963	$79,866
Fair value of plan assets	$33,966	$77,035

	December 31,
	2021	2020
	(In thousands)
Accumulated benefit obligation	$35,249	$41,654
Fair value of plan assets	$33,966	$39,105

Schedule of Net Periodic Pension Expense
Net periodic pension expense consisted of the following components:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Service cost - benefit earned during the period	$4,455	$3,929	$4,135
Interest cost on projected benefit obligations	2,740	2,772	3,026
Expected return on plans assets	(3,031)	(4,578)	(3,840)
Amortization of gain	(407)	(422)	—
Curtailment	—	(137)	—
Contractual termination benefits	—	915	—
Net periodic pension expense	$3,757	$2,479	$3,321

Schedule of Pension Plan Assets
The following table presents the fair values of PCLI’s pension plans’ assets, by level within the fair value hierarchy, as of December 31, 2021 and 2020.

	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(In thousands)
Equity securities	$—	$6,802	$—	$6,802	$—	$35,916	$—	$35,916
Fixed income	536	78,021	—	78,557	362	48,566	—	48,928
	$536	$84,823	$—	$85,359	$362	$84,482	$—	$84,844

Schedule of Changes in Benefit Obligation and Plan Assets to Post-Retirement Healthcare Plans
The following table sets forth the changes in the benefit obligation and plan assets of our post-retirement healthcare plans for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
	(In thousands)
Change in plans' benefit obligation
Post-retirement plans' benefit obligation - beginning of year	$33,478	$31,273
Service cost	2,324	1,616
Interest cost	782	870
Benefits paid	(706)	(1,766)
Actuarial (gain) loss	(1,133)	1,131
Foreign currency exchange rate changes	71	354
Post-retirement plans' benefit obligation - end of year	$34,816	$33,478

Change in plan assets
Fair value of plan assets - beginning of year	$—	$—
Employer contributions	673	1,742
Participant contributions	33	24
Benefits paid	(706)	(1,766)
Fair value of plan assets - end of year	$—	$—

Funded status
Under-funded balance	$(34,816)	$(33,478)

Amounts recognized in consolidated balance sheets
Accrued liabilities	$(832)	$(1,946)
Other long-term liabilities	(33,984)	(31,532)
	$(34,816)	$(33,478)

Amounts recognized in accumulated other comprehensive income
Cumulative actuarial loss	$(271)	$(1,523)
Prior service credit	15,031	18,511
Total	$14,760	$16,988

Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations
The weighted average assumptions used to determine end of period benefit obligations:

December 31,
	2021	2020

Discount rate	2.29%-3.10%	1.88% - 2.60%
Current health care trend rate	6.00%-7.25%	5.50% - 6.00%
Ultimate health care trend rate	4.00%-4.50%	4.50% - 5.00%
Year rate reaches ultimate trend rate	2023-2041	2022 - 2023

Schedule of Net Periodic Post-Retirement Credit
Net periodic post-retirement credit consisted of the following components:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Service cost – benefit earned during the year	$2,324	$1,616	$1,582
Interest cost on projected benefit obligations	782	870	1,029
Amortization of prior service credit	(3,481)	(3,481)	(3,481)
Amortization of (gain) loss	153	(83)	(106)
Net periodic post-retirement credit	$(222)	$(1,078)	$(976)